Income Taxes - Components of (loss) income before income taxes (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax
(Loss) income before income taxes	$ (123,841)	$ (52,612)	$ (94,707)	$ (14,823)	$ 80,908